Share-based compensation - Share options outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Options number
Options outstanding (in shares)	189,550,758	226,848,948	248,955,519	182,748,565
Exercisable (in shares)	147,862,725	147,920,268
Expected to vest (in shares)	41,688,033	78,928,680
Weighted-average exercise price per option
Options outstanding (in dollars per share)	$ 0.0677	$ 0.0632	$ 0.0615	$ 0.0306
Exercisable (in dollars per share)	0.05	0.03
Expected to vest (in dollars per share)	$ 0.11	$ 0.11
Weighted-average remaining exercise contractual life (years)
Options outstanding (in years)	6 years 25 days	6 years 11 months 8 days
Exercisable (in years)	5 years 8 months 1 day	6 years 2 months 1 day
Expected to vest (in years)	7 years 5 months 23 days	8 years 4 months 20 days
Aggregate intrinsic value
Options outstanding (in dollars)	$ 7,413	$ 8,579
Exercisable (in dollars)	7,659	9,725
Expected to vest (in dollars)	$ (246)	$ (1,146)